PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 93.6%
Corporate Bonds 26.2%
Azerbaijan 0.6%
Southern Gas Corridor CJSC, Gov’t. Gtd. Notes	6.875%	03/24/26		650	$742,464
State Oil Co. of the Azerbaijan Republic, Sr. Unsec’d. Notes	6.950	03/18/30		200	236,269
					978,733
Bahrain 0.4%
Oil & Gas Holding Co. BSCC (The),
Sr. Unsec’d. Notes	7.625	11/07/24		400	428,267
Sr. Unsec’d. Notes	8.375	11/07/28		200	225,059
					653,326
Brazil 1.4%
Embraer Netherlands Finance BV, Gtd. Notes	6.950	01/17/28		200	217,284
Globo Comunicacao e Participacoes SA, Sr. Unsec’d. Notes	4.875	01/22/30		200	186,596
JSM Global Sarl, Gtd. Notes, 144A	4.750	10/20/30		400	357,041
Nexa Resources SA, Gtd. Notes	6.500	01/18/28		210	226,305
Petrobras Global Finance BV,
Gtd. Notes	5.093	01/15/30		80	81,107
Gtd. Notes	5.375	10/01/29	GBP	100	138,961
Gtd. Notes	5.600	01/03/31		459	474,300
Gtd. Notes	6.900	03/19/49		150	153,052
Gtd. Notes	7.375	01/17/27		66	75,270

Suzano Austria GmbH, Gtd. Notes	3.750	01/15/31		150	146,442
Vale Overseas Ltd., Gtd. Notes	3.750	07/08/30		90	91,169
					2,147,527
Chile 1.1%
Alfa Desarrollo SpA, Sr. Sec’d. Notes, 144A	4.550	09/27/51		200	182,807
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes	4.875	11/04/44		600	671,522

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chile (cont’d.)
Corp. Nacional del Cobre de Chile, (cont’d.)
Sr. Unsec’d. Notes, 144A	4.875%	11/04/44	200	$223,841

Empresa Nacional del Petroleo, Sr. Unsec’d. Notes, 144A	3.450	09/16/31	200	182,652
Interchile SA, Sr. Sec’d. Notes, 144A	4.500	06/30/56	200	204,867
VTR Finance NV, Sr. Unsec’d. Notes	6.375	07/15/28	200	203,878
				1,669,567
China 2.2%
Agile Group Holdings Ltd., Sr. Sec’d. Notes	6.050	10/13/25	200	83,108
CNAC HK Finbridge Co. Ltd.,
Gtd. Notes	3.000	09/22/30	500	489,963
Gtd. Notes	3.875	06/19/29	500	523,732
Gtd. Notes	5.125	03/14/28	200	223,522

Country Garden Holdings Co. Ltd., Sr. Sec’d. Notes	4.200	02/06/26	210	172,239
ENN Clean Energy International Investment Ltd., Gtd. Notes, 144A	3.375	05/12/26	200	197,448
New Metro Global Ltd., Gtd. Notes	4.800	12/15/24	200	143,746
Prosus NV, Sr. Unsec’d. Notes, 144A	4.193	01/19/32	350	346,715
Sinopec Group Overseas Development 2012 Ltd., Gtd. Notes	4.875	05/17/42	400	470,363
Sinopec Group Overseas Development 2017 Ltd., Gtd. Notes	4.000	09/13/47	200	212,088
Sinopec Group Overseas Development 2018 Ltd., Gtd. Notes, 144A	3.680	08/08/49	400	402,269
Sunac China Holdings Ltd., Sr. Sec’d. Notes	6.500	01/10/25	200	117,936
				3,383,129
Colombia 0.3%
Ecopetrol SA,
Sr. Unsec’d. Notes	4.625	11/02/31	140	129,194
Sr. Unsec’d. Notes	6.875	04/29/30	208	223,358

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Colombia (cont’d.)

Grupo Aval Ltd., Gtd. Notes, 144A	4.375%	02/04/30		200	$188,487
					541,039
Costa Rica 0.1%
Instituto Costarricense de Electricidad, Sr. Unsec’d. Notes, 144A	6.750	10/07/31		200	199,378
Ghana 0.1%
Tullow Oil PLC, Sr. Sec’d. Notes, 144A	10.250	05/15/26		200	202,048
Guatemala 0.3%
CT Trust, Sr. Sec’d. Notes, 144A	5.125	02/03/32		200	203,002
Energuate Trust, Gtd. Notes	5.875	05/03/27		200	204,279
					407,281
India 1.5%
Adani Ports & Special Economic Zone Ltd., Sr. Unsec’d. Notes, 144A	5.000	08/02/41		200	198,978
Azure Power Solar Energy Pvt. Ltd., Sr. Sec’d. Notes, 144A, MTN	5.650	12/24/24		200	207,217
GMR Hyderabad International Airport Ltd., Sr. Sec’d. Notes	4.250	10/27/27		200	186,143
HPCL-Mittal Energy Ltd., Sr. Unsec’d. Notes	5.250	04/28/27		200	201,532
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	100	116,978
Periama Holdings LLC, Gtd. Notes	5.950	04/19/26		200	206,561
Power Finance Corp. Ltd.,
Sr. Unsec’d. Notes	4.500	06/18/29		400	416,641
Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28		200	230,920

Reliance Industries Ltd., Sr. Unsec’d. Notes, 144A	3.625	01/12/52		250	236,206

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
India (cont’d.)

Summit Digitel Infrastructure Pvt Ltd., Sr. Sec’d. Notes, 144A	2.875%	08/12/31		235	$219,384
TML Holdings Pte Ltd., Sr. Unsec’d. Notes	5.500	06/03/24		200	205,901
					2,426,461
Indonesia 2.3%
Cikarang Listrindo Tbk PT, Sr. Unsec’d. Notes, 144A	4.950	09/14/26		200	201,798
Indonesia Asahan Aluminium Persero PT,
Sr. Unsec’d. Notes	5.450	05/15/30		700	766,262
Sr. Unsec’d. Notes	6.530	11/15/28		220	255,220
Sr. Unsec’d. Notes, 144A	4.750	05/15/25		200	209,828
Pertamina Persero PT,
Sr. Unsec’d. Notes	6.000	05/03/42		200	229,059
Sr. Unsec’d. Notes, EMTN	4.700	07/30/49		200	204,299
Sr. Unsec’d. Notes, EMTN	6.500	11/07/48		200	250,200
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	100	103,768
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	200	235,291
Sr. Unsec’d. Notes, EMTN	6.150	05/21/48		200	229,228
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes, 144A, MTN	5.450	05/21/28		420	467,141
Sr. Unsec’d. Notes, 144A, MTN	6.150	05/21/48		200	229,228
Sr. Unsec’d. Notes, EMTN	4.125	05/15/27		250	259,182
					3,640,504
Israel 0.4%
Energean Israel Finance Ltd.,
Sr. Sec’d. Notes, 144A	4.875	03/30/26		75	73,695
Sr. Sec’d. Notes, 144A	5.375	03/30/28		265	258,028
Sr. Sec’d. Notes, 144A	5.875	03/30/31		115	111,729

Leviathan Bond Ltd., Sr. Sec’d. Notes, 144A	6.125	06/30/25		200	209,742
					653,194

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Jamaica 0.1%
Digicel International Finance Ltd./Digicel International Holdings Ltd.,
Gtd. Notes, 144A	8.000%	12/31/26	39	$37,872
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25	55	56,244
Sr. Sec’d. Notes, 144A	8.750	05/25/24	97	99,282
				193,398
Kazakhstan 1.2%
Kazakhstan Temir Zholy Finance BV, Gtd. Notes	6.950	07/10/42	400	499,876
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes	5.375	04/24/30	400	444,875
Sr. Unsec’d. Notes	5.750	04/19/47	400	450,410
Sr. Unsec’d. Notes	6.375	10/24/48	400	486,771
				1,881,932
Kuwait 0.3%
MEGlobal Canada ULC, Gtd. Notes, 144A, MTN	5.875	05/18/30	400	470,649
Malaysia 1.2%
Genm Capital Labuan Ltd., Gtd. Notes	3.882	04/19/31	200	186,373
Gohl Capital Ltd., Gtd. Notes	4.250	01/24/27	250	248,797
Petronas Capital Ltd.,
Gtd. Notes, 144A, MTN	4.550	04/21/50	800	948,327
Gtd. Notes, EMTN	4.550	04/21/50	200	237,082
Gtd. Notes, MTN	4.800	04/21/60	200	248,597
				1,869,176
Mexico 4.7%
Cemex SAB de CV, Gtd. Notes	5.450	11/19/29	400	414,804
Comision Federal de Electricidad, Sr. Unsec’d. Notes	5.750	02/14/42	200	208,708
FEL Energy VI Sarl, Sr. Sec’d. Notes, 144A	5.750	12/01/40	227	221,879

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Mexico (cont’d.)
Fermaca Enterprises S de RL de CV, Sr. Sec’d. Notes	6.375%	03/30/38		221	$252,292
Mexico City Airport Trust,
Sr. Sec’d. Notes	4.250	10/31/26		360	374,872
Sr. Sec’d. Notes	5.500	07/31/47		600	558,338
Petroleos Mexicanos,
Gtd. Notes	5.350	02/12/28		842	824,785
Gtd. Notes	5.950	01/28/31		280	266,317
Gtd. Notes	6.350	02/12/48		376	310,904
Gtd. Notes	6.490	01/23/27		305	318,889
Gtd. Notes	6.500	03/13/27		808	843,881
Gtd. Notes	6.500	01/23/29		650	663,216
Gtd. Notes	6.500	06/02/41		410	355,797
Gtd. Notes	6.840	01/23/30		618	630,593
Gtd. Notes	7.690	01/23/50		550	510,125
Gtd. Notes, EMTN	3.750	04/16/26	EUR	285	319,383
Gtd. Notes, MTN	6.875	08/04/26		355	380,512
					7,455,295
Mongolia 0.1%
Development Bank of Mongolia LLC, Sr. Unsec’d. Notes	7.250	10/23/23		200	209,564
Netherlands 0.1%
VEON Holdings BV, Sr. Unsec’d. Notes, 144A	3.375	11/25/27		200	182,521
Panama 0.3%
Aeropuerto Internacional de Tocumen SA,
Sr. Sec’d. Notes	4.000	08/11/41		200	193,703
Sr. Sec’d. Notes, 144A	5.125	08/11/61		200	194,433
					388,136
Peru 0.4%
Corp. Financiera de Desarrollo SA, Sr. Unsec’d. Notes	2.400	09/28/27		200	191,895
Petroleos del Peru SA, Sr. Unsec’d. Notes	4.750	06/19/32		480	472,211
					664,106

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Philippines 0.1%
Globe Telecom, Inc., Sr. Unsec’d. Notes	3.000%	07/23/35	200	$174,970
Qatar 0.4%
Qatar Energy,
Sr. Unsec’d. Notes	3.300	07/12/51	200	195,509
Sr. Unsec’d. Notes, 144A	3.125	07/12/41	400	388,444
				583,953
Russia 1.1%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	4.950	02/06/28	400	404,354
Sr. Unsec’d. Notes, EMTN	7.288	08/16/37	300	367,204
Sr. Unsec’d. Notes, EMTN	8.625	04/28/34	465	608,478

Lukoil Securities BV, Gtd. Notes	3.875	05/06/30	400	376,674
				1,756,710
Saudi Arabia 0.6%
Arabian Centres Sukuk Ltd., Gtd. Notes	5.375	11/26/24	200	195,886
EIG Pearl Holdings Sarl, Sr. Sec’d. Notes, 144A	3.545	08/31/36	200	199,544
Saudi Arabian Oil Co.,
Sr. Unsec’d. Notes	2.250	11/24/30	260	247,215
Sr. Unsec’d. Notes, EMTN	4.250	04/16/39	200	215,612
				858,257
South Africa 2.0%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN	6.350	08/10/28	600	630,532
Sr. Unsec’d. Notes	7.125	02/11/25	600	607,975
Sr. Unsec’d. Notes, EMTN	6.750	08/06/23	600	609,242
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	660	684,245

MTN Mauritius Investments Ltd., Gtd. Notes, 144A	6.500	10/13/26	200	219,905
Sasol Financing USA LLC, Gtd. Notes	6.500	09/27/28	300	317,307
				3,069,206

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Thailand 0.1%
Thaioil Treasury Center Co. Ltd., Gtd. Notes, 144A, MTN	3.750%	06/18/50		200	$171,466
Trinidad & Tobago 0.1%
Trinidad Petroleum Holdings Ltd., Sr. Sec’d. Notes, 144A	9.750	06/15/26		166	174,948
Turkey 0.2%
Aydem Yenilenebilir Enerji A/S, Sr. Sec’d. Notes, 144A	7.750	02/02/27		200	169,158
Turkiye Sinai Kalkinma Bankasi A/S, Sr. Unsec’d. Notes, 144A	6.000	01/23/25		200	194,226
					363,384
Ukraine 0.3%
NAK Naftogaz Ukraine via Kondor Finance PLC, Sr. Unsec’d. Notes	7.125	07/19/24	EUR	420	363,324
State Savings Bank of Ukraine Via SSB #1 PLC, Sr. Unsec’d. Notes	9.625	03/20/25		70	64,566
					427,890
United Arab Emirates 1.9%
Abu Dhabi Crude Oil Pipeline LLC,
Sr. Sec’d. Notes	3.650	11/02/29		200	213,462
Sr. Sec’d. Notes	4.600	11/02/47		200	223,658

Abu Dhabi National Energy Co. PJSC, Sr. Unsec’d. Notes, 144A	4.000	10/03/49		200	221,233
DP World PLC, Sr. Unsec’d. Notes, EMTN	6.850	07/02/37		800	1,003,912
Galaxy Pipeline Assets Bidco Ltd., Sr. Sec’d. Notes, 144A	2.940	09/30/40		600	571,275
ICD Funding Ltd., Gtd. Notes	4.625	05/21/24		200	208,435
ICD Sukuk Co. Ltd., Sr. Unsec’d. Notes, EMTN	5.000	02/01/27		200	214,477
MDGH GMTN RSC Ltd., Gtd. Notes, EMTN	3.700	11/07/49		240	250,349
					2,906,801

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States 0.1%
JBS USA Food Co., Gtd. Notes, 144A	5.750%	01/15/28	200	$208,502
Venezuela 0.0%
Petroleos de Venezuela SA,
Gtd. Notes	5.375	04/12/27(d)	205	8,406
Gtd. Notes	6.000	05/16/24(d)	45	1,412
Gtd. Notes	6.000	11/15/26(d)	65	2,539
Sr. Sec’d. Notes	8.500	10/27/20(d)	205	30,371
				42,728
Vietnam 0.2%
Mong Duong Finance Holdings BV, Sr. Sec’d. Notes	5.125	05/07/29	250	230,304

Total Corporate Bonds (cost $42,900,256)				41,186,083
Sovereign Bonds 67.4%
Angola 2.2%
Angolan Government International Bond,
Sr. Unsec’d. Notes	8.250	05/09/28	1,000	1,007,517
Sr. Unsec’d. Notes	9.375	05/08/48	400	389,756
Sr. Unsec’d. Notes	9.500	11/12/25	1,350	1,477,428
Sr. Unsec’d. Notes, 144A	9.375	05/08/48	200	194,878
Sr. Unsec’d. Notes, EMTN	8.000	11/26/29	400	396,856
				3,466,435
Argentina 1.2%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	0.500(cc)	07/09/30	2,010	681,019
Sr. Unsec’d. Notes	1.000	07/09/29	254	90,158
Sr. Unsec’d. Notes	1.125(cc)	07/09/35	102	31,439
Sr. Unsec’d. Notes	1.125(cc)	07/09/46	335	105,733
Sr. Unsec’d. Notes	2.000(cc)	01/09/38	1,620	613,607
Sr. Unsec’d. Notes	2.500(cc)	07/09/41	597	213,413

Provincia de Buenos Aires, Sr. Unsec’d. Notes, 144A, MTN	3.900(cc)	09/01/37	478	204,666
				1,940,035

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Bahrain 1.7%
Bahrain Government International Bond,
Sr. Unsec’d. Notes	6.750%	09/20/29		600	$630,378
Sr. Unsec’d. Notes	7.000	10/12/28		1,000	1,064,252
Sr. Unsec’d. Notes	7.375	05/14/30		720	779,034
Sr. Unsec’d. Notes	7.500	09/20/47		200	194,176
					2,667,840
Belarus 0.6%
Republic of Belarus International Bond,
Sr. Unsec’d. Notes	5.875	02/24/26		200	167,110
Sr. Unsec’d. Notes	6.200	02/28/30		200	147,928
Sr. Unsec’d. Notes	6.875	02/28/23		200	189,008
Sr. Unsec’d. Notes	7.625	06/29/27		425	365,514
					869,560
Bermuda 0.4%
Bermuda Government International Bond, Sr. Unsec’d. Notes	2.375	08/20/30		670	653,706
Brazil 2.2%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		200	203,045
Brazilian Government International Bond,
Sr. Unsec’d. Notes	4.500	05/30/29		300	298,991
Sr. Unsec’d. Notes	5.000	01/27/45		400	357,469
Sr. Unsec’d. Notes	5.625	01/07/41		405	396,080
Sr. Unsec’d. Notes	7.125	01/20/37		950	1,106,381
Sr. Unsec’d. Notes	8.250	01/20/34		923	1,169,108
					3,531,074
Bulgaria 0.0%
Bulgaria Government International Bond, Sr. Unsec’d. Notes	1.375	09/23/50	EUR	47	47,964
Cameroon 0.3%
Republic of Cameroon International Bond, Sr. Unsec’d. Notes	9.500	11/19/25		400	424,127

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Colombia 2.4%
Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000%	01/30/30		240	$209,287
Sr. Unsec’d. Notes	3.875	04/25/27		400	392,765
Sr. Unsec’d. Notes	4.500	03/15/29		800	786,561
Sr. Unsec’d. Notes	5.000	06/15/45		200	170,140
Sr. Unsec’d. Notes	6.125	01/18/41		780	764,756
Sr. Unsec’d. Notes	7.375	09/18/37		1,115	1,237,383
Sr. Unsec’d. Notes	10.375	01/28/33		200	274,813
					3,835,705
Congo (Republic) 0.1%
Congolese International Bond, Sr. Unsec’d. Notes	6.000	06/30/29		269	225,892
Costa Rica 0.9%
Costa Rica Government International Bond,
Sr. Unsec’d. Notes	4.375	04/30/25		800	806,528
Sr. Unsec’d. Notes	6.125	02/19/31		500	492,004
Sr. Unsec’d. Notes	7.000	04/04/44		200	185,575
					1,484,107
Croatia 0.1%
Croatia Government International Bond, Sr. Unsec’d. Notes	1.500	06/17/31	EUR	175	197,908
Dominican Republic 3.1%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	4.500	01/30/30		935	919,237
Sr. Unsec’d. Notes	5.500	01/27/25		100	107,003
Sr. Unsec’d. Notes	5.875	04/18/24		425	443,219
Sr. Unsec’d. Notes	5.950	01/25/27		200	219,656
Sr. Unsec’d. Notes	6.850	01/27/45		290	304,918
Sr. Unsec’d. Notes	6.875	01/29/26		400	453,145
Sr. Unsec’d. Notes	7.450	04/30/44		1,400	1,584,336
Sr. Unsec’d. Notes, 144A	4.875	09/23/32		150	147,388
Sr. Unsec’d. Notes, 144A	5.300	01/21/41		150	142,857
Sr. Unsec’d. Notes, 144A	5.875	01/30/60		225	204,332
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		320	349,463
					4,875,554

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ecuador 1.7%
Ecuador Government International Bond,
Sr. Unsec’d. Notes	5.000%(cc)	07/31/30		270	$235,364
Sr. Unsec’d. Notes, 144A	0.500(cc)	07/31/40		1,111	683,474
Sr. Unsec’d. Notes, 144A	1.000(cc)	07/31/35		1,105	777,077
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/31/30		919	801,062
Sr. Unsec’d. Notes, 144A	7.187(s)	07/31/30		179	104,884
					2,601,861
Egypt 1.5%
Egypt Government International Bond,
Sr. Unsec’d. Notes	7.903	02/21/48		200	159,968
Sr. Unsec’d. Notes	8.875	05/29/50		200	171,045
Sr. Unsec’d. Notes, 144A	8.700	03/01/49		210	177,672
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	100	106,916
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	420	414,212
Sr. Unsec’d. Notes, 144A, MTN	8.500	01/31/47		255	213,038
Sr. Unsec’d. Notes, EMTN	4.750	04/16/26	EUR	100	106,916
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	200	195,161
Sr. Unsec’d. Notes, EMTN	6.375	04/11/31	EUR	100	98,622
Sr. Unsec’d. Notes, EMTN	7.600	03/01/29		300	289,706
Sr. Unsec’d. Notes, MTN	7.500	01/31/27		200	202,588
Sr. Unsec’d. Notes, MTN	8.500	01/31/47		250	208,861
					2,344,705
El Salvador 0.6%
El Salvador Government International Bond,
Sr. Unsec’d. Notes	5.875	01/30/25		355	210,301
Sr. Unsec’d. Notes	6.375	01/18/27		235	132,405
Sr. Unsec’d. Notes	7.625	02/01/41		150	80,542
Sr. Unsec’d. Notes	7.650	06/15/35		57	30,949
Sr. Unsec’d. Notes	7.750	01/24/23		277	219,216
Sr. Unsec’d. Notes	8.250	04/10/32		425	248,649
					922,062
Gabon 0.8%
Gabon Government International Bond,
Sr. Unsec’d. Notes	6.625	02/06/31		200	193,611
Sr. Unsec’d. Notes	6.950	06/16/25		600	624,812

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Gabon (cont’d.)
Gabon Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	7.000%	11/24/31		200	$195,515
Sr. Unsec’d. Notes, 144A	6.625	02/06/31		215	208,131
					1,222,069
Ghana 0.8%
Ghana Government International Bond,
Bank Gtd. Notes	10.750	10/14/30		400	428,494
Sr. Unsec’d. Notes	7.750	04/07/29		200	156,734
Sr. Unsec’d. Notes	7.875	03/26/27		400	331,588
Sr. Unsec’d. Notes	8.125	01/18/26		200	179,289
Sr. Unsec’d. Notes, 144A	8.950	03/26/51		205	153,816
					1,249,921
Guatemala 0.7%
Guatemala Government Bond,
Sr. Unsec’d. Notes	4.875	02/13/28		400	419,960
Sr. Unsec’d. Notes	6.125	06/01/50		400	437,000
Sr. Unsec’d. Notes, 144A	4.650	10/07/41		200	193,154
					1,050,114
Honduras 0.6%
Honduras Government International Bond,
Sr. Unsec’d. Notes	6.250	01/19/27		700	698,946
Sr. Unsec’d. Notes	7.500	03/15/24		200	202,655
					901,601
Hungary 1.2%
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.750	06/05/35	EUR	715	818,272
Sr. Unsec’d. Notes	7.625	03/29/41		546	858,558
Sr. Unsec’d. Notes, 144A	3.125	09/21/51		255	237,208
					1,914,038

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
India 0.4%
Export-Import Bank of India,
Sr. Unsec’d. Notes, 144A, MTN	3.250%	01/15/30		400	$396,590
Sr. Unsec’d. Notes, EMTN	2.250	01/13/31		200	181,757
					578,347
Indonesia 2.4%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	440	463,266
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	100	110,842
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	100	114,961
Sr. Unsec’d. Notes	6.625	02/17/37		150	197,683
Sr. Unsec’d. Notes	7.750	01/17/38		490	707,857
Sr. Unsec’d. Notes	8.500	10/12/35		590	894,713
Sr. Unsec’d. Notes, 144A	6.625	02/17/37		110	144,967
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	100	128,011
Sr. Unsec’d. Notes, EMTN	4.625	04/15/43		200	219,143
Sr. Unsec’d. Notes, EMTN	4.750	07/18/47		230	258,204
Sr. Unsec’d. Notes, EMTN	5.125	01/15/45		200	232,795
Sr. Unsec’d. Notes, EMTN	5.250	01/17/42		200	235,069
Sr. Unsec’d. Notes, EMTN	6.750	01/15/44		100	139,709
					3,847,220
Iraq 0.9%
Iraq International Bond,
Sr. Unsec’d. Notes	5.800	01/15/28		563	538,649
Sr. Unsec’d. Notes	6.752	03/09/23		800	806,072
					1,344,721
Israel 0.4%
Israel Government International Bond, Sr. Unsec’d. Notes	4.500	04/03/2120		500	599,488
Ivory Coast 1.2%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	300	337,262
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	500	566,640
Sr. Unsec’d. Notes	6.375	03/03/28		400	428,044

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ivory Coast (cont’d.)
Ivory Coast Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.625%	03/22/48	EUR	140	$150,099
Sr. Unsec’d. Notes	6.875	10/17/40	EUR	350	396,338
					1,878,383
Jamaica 0.7%
Jamaica Government International Bond,
Sr. Unsec’d. Notes	7.625	07/09/25		225	250,638
Sr. Unsec’d. Notes	7.875	07/28/45		200	275,884
Sr. Unsec’d. Notes	8.000	03/15/39		200	275,907
Sr. Unsec’d. Notes	9.250	10/17/25		200	237,593
					1,040,022
Jordan 0.4%
Jordan Government International Bond,
Sr. Unsec’d. Notes	5.850	07/07/30		200	197,766
Sr. Unsec’d. Notes	6.125	01/29/26		200	210,545
Sr. Unsec’d. Notes	7.375	10/10/47		200	196,129
					604,440
Kazakhstan 0.3%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, EMTN	6.500	07/21/45		400	534,684
Kenya 0.4%
Republic of Kenya Government International Bond,
Sr. Unsec’d. Notes	7.000	05/22/27		400	411,461
Sr. Unsec’d. Notes	8.000	05/22/32		200	209,717
					621,178
Lebanon 0.2%
Lebanon Government International Bond,
Sr. Unsec’d. Notes	6.000	01/27/23(d)		191	20,427
Sr. Unsec’d. Notes	6.650	04/22/24(d)		172	18,482
Sr. Unsec’d. Notes	6.750	11/29/27(d)		170	18,078
Sr. Unsec’d. Notes	6.850	03/23/27(d)		30	3,193
Sr. Unsec’d. Notes	7.000	04/22/31(d)		115	12,075
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22(d)		75	8,071
Sr. Unsec’d. Notes, EMTN	6.850	05/25/29(d)		335	35,518

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Lebanon (cont’d.)
Lebanon Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, GMTN	6.250%	05/27/22(d)		245	$26,325
Sr. Unsec’d. Notes, GMTN	6.250	11/04/24(d)		320	34,379
Sr. Unsec’d. Notes, GMTN	6.375	03/09/20(d)		220	23,734
Sr. Unsec’d. Notes, GMTN	6.400	05/26/23(d)		250	26,353
Sr. Unsec’d. Notes, GMTN	6.650	02/26/30(d)		715	79,327
Sr. Unsec’d. Notes, GMTN	7.150	11/20/31(d)		415	40,792
					346,754
Malaysia 1.3%
1MDB Global Investments Ltd., Sr. Unsec’d. Notes	4.400	03/09/23		2,000	2,001,766
Mexico 1.8%
Mexico Government International Bond,
Sr. Unsec’d. Notes	3.500	02/12/34		290	280,147
Sr. Unsec’d. Notes	4.750	04/27/32		530	579,807
Sr. Unsec’d. Notes, GMTN	5.750	10/12/2110		358	388,589
Sr. Unsec’d. Notes, MTN	4.750	03/08/44		140	144,153
Sr. Unsec’d. Notes, MTN	6.050	01/11/40		988	1,172,809
Sr. Unsec’d. Notes, Series A, MTN	6.750	09/27/34		203	258,861
					2,824,366
Mongolia 0.3%
Mongolia Government International Bond, Sr. Unsec’d. Notes, EMTN	8.750	03/09/24		400	437,465
Morocco 0.7%
Morocco Government International Bond,
Sr. Unsec’d. Notes	1.500	11/27/31	EUR	100	100,944
Sr. Unsec’d. Notes	2.000	09/30/30	EUR	500	531,748
Sr. Unsec’d. Notes	4.000	12/15/50		200	171,697
Sr. Unsec’d. Notes, 144A	3.000	12/15/32		400	369,591
					1,173,980

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Mozambique 0.4%
Mozambique International Bond,
Unsec’d. Notes	5.000%(cc)	09/15/31	600	$508,500
Unsec’d. Notes, 144A	5.000(cc)	09/15/31	200	169,500
				678,000
Namibia 0.1%
Namibia International Bonds, Sr. Unsec’d. Notes	5.250	10/29/25	200	208,525
Nigeria 2.3%
Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.143	02/23/30	200	194,911
Sr. Unsec’d. Notes	7.625	11/21/25	300	323,025
Sr. Unsec’d. Notes	7.696	02/23/38	200	180,290
Sr. Unsec’d. Notes	7.875	02/16/32	400	388,345
Sr. Unsec’d. Notes	8.747	01/21/31	1,100	1,129,369
Sr. Unsec’d. Notes	9.248	01/21/49	200	198,963
Sr. Unsec’d. Notes, 144A	7.696	02/23/38	200	180,290
Sr. Unsec’d. Notes, 144A, MTN	6.125	09/28/28	200	192,726
Sr. Unsec’d. Notes, 144A, MTN	7.375	09/28/33	200	186,386
Sr. Unsec’d. Notes, EMTN	6.500	11/28/27	400	400,610
Sr. Unsec’d. Notes, MTN	6.125	09/28/28	200	192,726
				3,567,641
Oman 2.2%
Oman Government International Bond,
Sr. Unsec’d. Notes	4.750	06/15/26	630	644,560
Sr. Unsec’d. Notes	5.375	03/08/27	200	206,744
Sr. Unsec’d. Notes	5.625	01/17/28	200	208,256
Sr. Unsec’d. Notes	6.500	03/08/47	225	214,014
Sr. Unsec’d. Notes	6.750	10/28/27	600	658,419
Sr. Unsec’d. Notes	6.750	01/17/48	200	195,841
Sr. Unsec’d. Notes	7.375	10/28/32	660	750,829
Sr. Unsec’d. Notes, 144A	6.750	01/17/48	200	195,841
Sr. Unsec’d. Notes, 144A, MTN	4.875	02/01/25	200	206,139
Sr. Unsec’d. Notes, EMTN	6.000	08/01/29	200	210,265
				3,490,908

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Pakistan 1.4%
Pakistan Government International Bond,
Sr. Unsec’d. Notes	6.875%	12/05/27	600	$584,738
Sr. Unsec’d. Notes	8.250	04/15/24	400	418,306
Sr. Unsec’d. Notes	8.250	09/30/25	770	811,227
Sr. Unsec’d. Notes, 144A, MTN	7.375	04/08/31	200	187,339
Sr. Unsec’d. Notes, EMTN	7.375	04/08/31	200	187,339
				2,188,949
Panama 1.4%
Panama Government International Bond,
Sr. Unsec’d. Notes	3.870	07/23/60	200	183,606
Sr. Unsec’d. Notes	4.500	04/16/50	400	410,848
Sr. Unsec’d. Notes	4.500	04/01/56	200	203,603
Sr. Unsec’d. Notes	6.700	01/26/36	935	1,193,156
Sr. Unsec’d. Notes	9.375	04/01/29	165	229,580
				2,220,793
Papua New Guinea 0.1%
Papua New Guinea Government International Bond, Sr. Unsec’d. Notes, 144A	8.375	10/04/28	200	198,217
Paraguay 0.6%
Paraguay Government International Bond,
Sr. Unsec’d. Notes	4.700	03/27/27	200	216,261
Sr. Unsec’d. Notes	4.950	04/28/31	200	217,907
Sr. Unsec’d. Notes	6.100	08/11/44	400	468,387
				902,555
Peru 1.8%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.780	12/01/60	370	296,976
Sr. Unsec’d. Notes	2.783	01/23/31	500	484,098
Sr. Unsec’d. Notes	3.000	01/15/34	170	163,015
Sr. Unsec’d. Notes	3.230	07/28/2121	110	85,989
Sr. Unsec’d. Notes	5.625	11/18/50	232	306,350
Sr. Unsec’d. Notes	6.550	03/14/37	225	294,314
Sr. Unsec’d. Notes	8.750	11/21/33	780	1,177,040
				2,807,782

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Philippines 1.9%
Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700%	02/03/29	EUR	300	$327,855
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	165	177,819
Sr. Unsec’d. Notes	2.650	12/10/45		200	176,576
Sr. Unsec’d. Notes	2.950	05/05/45		200	184,157
Sr. Unsec’d. Notes	3.700	03/01/41		600	612,873
Sr. Unsec’d. Notes	3.950	01/20/40		700	736,466
Sr. Unsec’d. Notes	6.375	10/23/34		100	133,692
Sr. Unsec’d. Notes	7.750	01/14/31		420	586,745
					2,936,183
Qatar 3.2%
Qatar Government International Bond,
Sr. Unsec’d. Notes	4.000	03/14/29		1,350	1,488,570
Sr. Unsec’d. Notes	4.400	04/16/50		200	237,345
Sr. Unsec’d. Notes	4.625	06/02/46		200	241,246
Sr. Unsec’d. Notes	4.817	03/14/49		200	249,976
Sr. Unsec’d. Notes	5.103	04/23/48		1,140	1,472,320
Sr. Unsec’d. Notes	6.400	01/20/40		100	141,061
Sr. Unsec’d. Notes, 144A	4.817	03/14/49		810	1,012,404
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		200	258,302
					5,101,224
Romania 1.4%
Romanian Government International Bond,
Sr. Unsec’d. Notes	5.125	06/15/48		144	160,524
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	590	671,512
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	410	466,188
Sr. Unsec’d. Notes, EMTN	4.625	04/03/49	EUR	370	437,465
Sr. Unsec’d. Notes, EMTN	6.125	01/22/44		284	353,891
Unsec’d. Notes, 144A	2.750	04/14/41	EUR	170	160,016
					2,249,596
Russia 1.8%
Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes	1.850	11/20/32	EUR	300	307,906
Sr. Unsec’d. Notes	2.650	05/27/36	EUR	300	312,724
Sr. Unsec’d. Notes	5.100	03/28/35		1,000	1,053,071

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Russia (cont’d.)
Russian Foreign Bond - Eurobond, (cont’d.)
Sr. Unsec’d. Notes	5.625%	04/04/42		800	$894,842
Sr. Unsec’d. Notes	12.750	06/24/28		140	206,211
					2,774,754
Saudi Arabia 2.7%
Saudi Government International Bond,
Sr. Unsec’d. Notes	5.250	01/16/50		200	251,447
Sr. Unsec’d. Notes, 144A	5.250	01/16/50		400	502,895
Sr. Unsec’d. Notes, EMTN	2.250	02/02/33		200	190,206
Sr. Unsec’d. Notes, EMTN	4.500	10/26/46		1,850	2,075,997
Sr. Unsec’d. Notes, EMTN	4.625	10/04/47		400	456,653
Sr. Unsec’d. Notes, EMTN	5.000	04/17/49		600	725,340
					4,202,538
Senegal 0.4%
Senegal Government International Bond,
Sr. Unsec’d. Notes	4.750	03/13/28	EUR	300	336,250
Sr. Unsec’d. Notes	5.375	06/08/37	EUR	200	207,375
Sr. Unsec’d. Notes, 144A	5.375	06/08/37	EUR	150	155,531
					699,156
Serbia 0.9%
Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	700	745,246
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	225	227,367
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		230	207,084
Sr. Unsec’d. Notes, 144A	3.125	05/15/27	EUR	200	239,848
					1,419,545
South Africa 1.1%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	4.300	10/12/28		200	199,917
Sr. Unsec’d. Notes	4.850	09/30/29		600	606,990
Sr. Unsec’d. Notes	5.650	09/27/47		200	181,669

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
South Africa (cont’d.)
Republic of South Africa Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	5.750%	09/30/49		400	$366,613
Sr. Unsec’d. Notes	6.250	03/08/41		400	407,456
					1,762,645
Sri Lanka 0.6%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes	5.750	04/18/23		200	106,533
Sr. Unsec’d. Notes	6.200	05/11/27		400	197,613
Sr. Unsec’d. Notes	6.350	06/28/24		200	102,987
Sr. Unsec’d. Notes	6.850	11/03/25		350	180,284
Sr. Unsec’d. Notes	7.850	03/14/29		250	122,595
Sr. Unsec’d. Notes, 144A	6.750	04/18/28		200	98,145
Sr. Unsec’d. Notes, 144A	6.850	03/14/24		265	136,457
					944,614
Turkey 2.8%
Turkey Government International Bond,
Sr. Unsec’d. Notes	4.250	03/13/25		200	188,405
Sr. Unsec’d. Notes	4.250	04/14/26		400	362,345
Sr. Unsec’d. Notes	4.875	10/09/26		300	274,032
Sr. Unsec’d. Notes	5.250	03/13/30		200	171,499
Sr. Unsec’d. Notes	5.750	03/22/24		200	200,194
Sr. Unsec’d. Notes	5.950	01/15/31		200	176,017
Sr. Unsec’d. Notes	6.000	03/25/27		580	549,805
Sr. Unsec’d. Notes	6.000	01/14/41		200	161,583
Sr. Unsec’d. Notes	6.125	10/24/28		620	574,144
Sr. Unsec’d. Notes	6.350	08/10/24		400	402,527
Sr. Unsec’d. Notes	6.375	10/14/25		200	197,879
Sr. Unsec’d. Notes	6.500	09/20/33		200	178,233
Sr. Unsec’d. Notes	6.875	03/17/36		104	94,103
Sr. Unsec’d. Notes	7.375	02/05/25		460	469,793
Sr. Unsec’d. Notes	7.625	04/26/29		280	278,534

Turkiye Ihracat Kredi Bankasi A/S, Sr. Unsec’d. Notes	8.250	01/24/24		200	206,802
					4,485,895
Ukraine 2.7%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	4.375	01/27/30	EUR	410	353,971

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ukraine (cont’d.)
Ukraine Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.750%	06/20/26	EUR	580	$558,754
Sr. Unsec’d. Notes	7.375	09/25/32		200	169,561
Sr. Unsec’d. Notes	7.750	09/01/24		650	579,966
Sr. Unsec’d. Notes	7.750	09/01/25		350	307,910
Sr. Unsec’d. Notes	7.750	09/01/26		600	525,115
Sr. Unsec’d. Notes	7.750	09/01/27		520	457,017
Sr. Unsec’d. Notes	8.994	02/01/24		200	184,227
Sr. Unsec’d. Notes	9.750	11/01/28		965	912,411
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	100	86,334

Ukreximbank Via Biz Finance PLC, Sr. Unsec’d. Notes	9.750	01/22/25		75	71,713
					4,206,979
United Arab Emirates 1.0%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes	3.125	09/30/49		200	194,824
Sr. Unsec’d. Notes, 144A	3.125	09/30/49		200	194,823
Sr. Unsec’d. Notes, 144A, MTN	3.875	04/16/50		200	222,346

Emirate of Dubai Government International Bonds, Sr. Unsec’d. Notes, EMTN	5.250	01/30/43		600	668,277
Finance Department Government of Sharjah,
Sr. Unsec’d. Notes, 144A, MTN	4.000	07/28/50		200	170,230
Sr. Unsec’d. Notes, MTN	4.000	07/28/50		200	170,230
					1,620,730
Uruguay 1.5%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.125	11/20/45		120	135,646
Sr. Unsec’d. Notes	4.975	04/20/55		420	520,309
Sr. Unsec’d. Notes	5.100	06/18/50		520	647,052
Sr. Unsec’d. Notes	7.625	03/21/36		590	862,597
Sr. Unsec’d. Notes	7.875	01/15/33		100	142,030
					2,307,634
Venezuela 0.0%
Venezuela Government International Bond, Sr. Unsec’d. Notes	12.750	08/23/22(d)		180	10,926

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Zambia 0.6%
Zambia Government International Bond,
Sr. Unsec’d. Notes	8.500%	04/14/24(d)	600	$449,953
Sr. Unsec’d. Notes	8.970	07/30/27(d)	400	296,559
Unsec’d. Notes	5.375	09/20/22(d)	200	144,582
				891,094

Total Sovereign Bonds (cost $113,477,097)				106,135,975

Total Long-Term Investments (cost $156,377,353)				147,322,058

	Shares
Short-Term Investments 4.4%
Unaffiliated Fund 4.4%
Dreyfus Government Cash Management (Institutional Shares) (cost $6,887,227)	6,887,227	6,887,227
Options Purchased*~ 0.0%
	(cost $126,389)		90,413

	Total Short-Term Investments (cost $7,013,616)		6,977,640

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 98.0% (cost $163,390,969)		154,299,698
Options Written*~ (0.0)%
	(premiums received $88,300)		(62,229)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 98.0% (cost $163,302,669)		154,237,469
	Other assets in excess of liabilities(z) 2.0%		3,150,254

	Net Assets 100.0%		$157,387,723

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
EMTN—Euro Medium Term Note
GMTN—Global Medium Term Note
M—Monthly payment frequency for swaps
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	08/08/22	6.55		—		389	$2,681

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	08/08/22	8.00		—		195	$32
Currency Option USD vs IDR	Call	Morgan Stanley & Co. International PLC	04/28/22	16,500.00		—		658	236
Currency Option USD vs IDR	Call	JPMorgan Chase Bank, N.A.	04/28/22	24,500.00		—		658	2
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	02/07/22	22.00		—		586	26
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	03/17/22	21.25		—		1,791	14,532
Currency Option USD vs RUB	Call	Goldman Sachs International	06/09/22	83.00		—		1,178	40,555
Currency Option USD vs ZAR	Call	Barclays Bank PLC	05/10/22	16.00		—		1,190	27,113
Currency Option USD vs CNH	Put	JPMorgan Chase Bank, N.A.	08/08/22	5.60		—		389	18
Currency Option USD vs IDR	Put	JPMorgan Chase Bank, N.A.	04/28/22	14,300.00		—		658	4,976
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	02/03/22	19.00		—		784	—
Currency Option USD vs RUB	Put	Goldman Sachs International	06/09/22	58.00		—		1,178	146
Currency Option USD vs TRY	Put	Goldman Sachs International	02/04/22	7.00		—		400	—
Currency Option USD vs ZAR	Put	Barclays Bank PLC	05/10/22	12.25		—		1,190	96
Total Options Purchased (cost $126,389)								$90,413
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	08/08/22	6.90	—	584	$(1,004)
Currency Option USD vs IDR	Call	JPMorgan Chase Bank, N.A.	04/28/22	16,500.00	—	658	(236)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	03/17/22	22.50	—	1,791	(3,123)
Currency Option USD vs RUB	Call	Goldman Sachs International	06/09/22	90.00	—	1,178	(22,645)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs ZAR	Call	Barclays Bank PLC	05/10/22	17.50	—	1,190	$(7,717)
Currency Option USD vs CNH	Put	JPMorgan Chase Bank, N.A.	08/08/22	6.40	—	389	(3,618)
Currency Option USD vs IDR	Put	Morgan Stanley & Co. International PLC	04/28/22	14,300.00	—	658	(4,976)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	02/03/22	20.40	—	784	(314)
Currency Option USD vs RUB	Put	Goldman Sachs International	06/09/22	71.00	—	1,178	(5,368)
Currency Option USD vs TRY	Put	Goldman Sachs International	02/04/22	11.25	—	400	(1)
Currency Option USD vs ZAR	Put	Barclays Bank PLC	05/10/22	14.75	—	1,190	(13,227)
Total Options Written (premiums received $88,300)							$(62,229)
Futures contracts outstanding at January 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
38	2 Year U.S. Treasury Notes	Mar. 2022	$8,232,937	$(58,725)
62	5 Year U.S. Treasury Notes	Mar. 2022	7,390,594	(83,017)
24	10 Year U.S. Treasury Notes	Mar. 2022	3,071,250	(30,625)
29	30 Year U.S. Ultra Treasury Bonds	Mar. 2022	5,479,188	(135,733)
				(308,100)
Short Positions:
18	5 Year Euro-Bobl	Mar. 2022	2,674,171	43,058
50	10 Year Euro-Bund	Mar. 2022	9,499,331	287,323
41	20 Year U.S. Treasury Bonds	Mar. 2022	6,380,625	137,797
6	Euro Schatz Index	Mar. 2022	754,116	2,303
				470,481
				$162,381

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	274	$195,000	$193,618	$—	$(1,382)
Brazilian Real,
Expiring 02/02/22	Credit Suisse International	BRL	5,096	900,596	959,111	58,515	—
Expiring 02/02/22	JPMorgan Chase Bank, N.A.	BRL	2,044	356,000	384,790	28,790	—
Expiring 03/03/22	Credit Suisse International	BRL	5,134	945,892	959,376	13,484	—
Chinese Renminbi,
Expiring 02/18/22	JPMorgan Chase Bank, N.A.	CNH	2,736	426,000	428,789	2,789	—
Colombian Peso,
Expiring 03/16/22	UBS AG	COP	849,760	212,000	214,084	2,084	—
Czech Koruna,
Expiring 04/19/22	Barclays Bank PLC	CZK	9,478	436,872	433,830	—	(3,042)
Expiring 04/19/22	Citibank, N.A.	CZK	10,497	478,000	480,502	2,502	—
Expiring 04/19/22	Morgan Stanley & Co. International PLC	CZK	12,334	567,000	564,570	—	(2,430)
Hungarian Forint,
Expiring 04/19/22	BNP Paribas S.A.	HUF	144,713	457,822	453,742	—	(4,080)
Indian Rupee,
Expiring 03/16/22	Citibank, N.A.	INR	42,673	572,000	568,840	—	(3,160)
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	INR	181,137	2,383,157	2,414,595	31,438	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	INR	38,731	518,000	516,292	—	(1,708)
Expiring 03/16/22	Standard Chartered Bank	INR	56,674	758,000	755,480	—	(2,520)
Expiring 03/16/22	UBS AG	INR	32,872	438,000	438,193	193	—
Indonesian Rupiah,
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	IDR	9,525,908	655,467	662,446	6,979	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	IDR	6,864,872	476,000	477,394	1,394	—
Expiring 03/16/22	Standard Chartered Bank	IDR	6,219,520	430,000	432,515	2,515	—
Expiring 03/16/22	Standard Chartered Bank	IDR	6,176,629	426,000	429,532	3,532	—
Japanese Yen,
Expiring 04/19/22	The Toronto-Dominion Bank	JPY	38,993	338,266	339,154	888	—
Mexican Peso,
Expiring 03/16/22	BNP Paribas S.A.	MXN	4,044	194,000	194,535	535	—
Expiring 03/16/22	HSBC Bank PLC	MXN	4,571	213,000	219,882	6,882	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	MXN	9,564	440,723	460,074	19,351	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 03/16/22	Morgan Stanley & Co. International PLC	MXN	9,564	$441,170	$460,074	$18,904	$—
New Taiwanese Dollar,
Expiring 03/16/22	HSBC Bank PLC	TWD	2,695	97,947	97,236	—	(711)
Philippine Peso,
Expiring 03/16/22	HSBC Bank PLC	PHP	10,176	198,000	198,425	425	—
Expiring 03/16/22	HSBC Bank PLC	PHP	829	16,000	16,168	168	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	32,547	632,000	634,664	2,664	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	22,802	440,000	444,626	4,626	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	22,524	435,000	439,217	4,217	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	22,396	431,000	436,719	5,719	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	21,328	410,000	415,894	5,894	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	14,260	276,696	278,064	1,368	—
Expiring 03/16/22	Standard Chartered Bank	PHP	23,062	446,000	449,706	3,706	—
Expiring 03/16/22	Standard Chartered Bank	PHP	18,630	368,000	363,280	—	(4,720)
Expiring 03/16/22	Standard Chartered Bank	PHP	17,387	337,000	339,045	2,045	—
Polish Zloty,
Expiring 04/19/22	HSBC Bank PLC	PLN	9,485	2,388,248	2,310,392	—	(77,856)
Russian Ruble,
Expiring 03/16/22	Goldman Sachs International	RUB	29,162	375,395	372,425	—	(2,970)
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	RUB	7,752	100,792	98,999	—	(1,793)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	39,307	512,433	501,992	—	(10,441)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	15,780	209,000	201,521	—	(7,479)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	12,636	163,000	161,370	—	(1,630)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	12,453	165,000	159,037	—	(5,963)
Singapore Dollar,
Expiring 03/16/22	HSBC Bank PLC	SGD	873	649,000	645,846	—	(3,154)
Expiring 03/16/22	HSBC Bank PLC	SGD	524	389,000	387,727	—	(1,273)
Expiring 03/16/22	HSBC Bank PLC	SGD	135	100,155	99,873	—	(282)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand,
Expiring 03/16/22	Barclays Bank PLC	ZAR	3,370	$210,000	$217,893	$7,893	$—
Expiring 03/16/22	Barclays Bank PLC	ZAR	3,225	200,000	208,523	8,523	—
Expiring 03/16/22	Barclays Bank PLC	ZAR	2,758	171,000	178,322	7,322	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	ZAR	3,227	197,000	208,606	11,606	—
Expiring 03/16/22	The Toronto-Dominion Bank	ZAR	4,184	258,000	270,471	12,471	—
South Korean Won,
Expiring 03/16/22	Citibank, N.A.	KRW	591,704	491,000	490,217	—	(783)
Expiring 03/16/22	HSBC Bank PLC	KRW	81,643	68,609	67,641	—	(968)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	KRW	517,071	431,000	428,385	—	(2,615)
Thai Baht,
Expiring 03/16/22	HSBC Bank PLC	THB	18,473	555,000	554,750	—	(250)
Expiring 03/16/22	HSBC Bank PLC	THB	17,070	511,000	512,635	1,635	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	THB	10,032	300,000	301,266	1,266	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	THB	15,704	471,000	471,609	609	—
				$26,262,240	$26,403,962	282,932	(141,210)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	767	$553,631	$542,564	$11,067	$—
Brazilian Real,
Expiring 02/02/22	Credit Suisse International	BRL	5,134	952,548	966,358	—	(13,810)
Expiring 02/02/22	Credit Suisse International	BRL	1,071	195,000	201,530	—	(6,530)
Expiring 02/02/22	Credit Suisse International	BRL	935	165,000	176,013	—	(11,013)
Expiring 03/03/22	Citibank, N.A.	BRL	1,926	355,000	359,931	—	(4,931)
British Pound,
Expiring 04/19/22	Standard Chartered Bank	GBP	113	153,994	151,835	2,159	—
Chilean Peso,
Expiring 03/16/22	Barclays Bank PLC	CLP	85,597	100,478	106,256	—	(5,778)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	CLP	160,079	195,000	198,714	—	(3,714)
Expiring 03/16/22	UBS AG	CLP	157,012	194,000	194,907	—	(907)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi,
Expiring 02/18/22	Citibank, N.A.	CNH	4,511	$706,000	$707,015	$—	$(1,015)
Expiring 02/18/22	Deutsche Bank AG	CNH	9,165	1,427,439	1,436,512	—	(9,073)
Expiring 02/18/22	HSBC Bank PLC	CNH	3,945	617,000	618,301	—	(1,301)
Expiring 02/18/22	HSBC Bank PLC	CNH	3,275	511,000	513,371	—	(2,371)
Expiring 02/18/22	HSBC Bank PLC	CNH	1,394	217,000	218,531	—	(1,531)
Expiring 02/18/22	Morgan Stanley & Co. International PLC	CNH	4,988	779,000	781,791	—	(2,791)
Expiring 02/18/22	Morgan Stanley & Co. International PLC	CNH	3,944	617,000	618,093	—	(1,093)
Colombian Peso,
Expiring 03/16/22	BNP Paribas S.A.	COP	1,206,086	302,972	303,855	—	(883)
Expiring 03/16/22	Goldman Sachs International	COP	1,622,216	407,643	408,692	—	(1,049)
Czech Koruna,
Expiring 04/19/22	Citibank, N.A.	CZK	5,186	235,000	237,364	—	(2,364)
Euro,
Expiring 04/19/22	BNP Paribas S.A.	EUR	4,138	4,712,395	4,658,302	54,093	—
Expiring 04/19/22	Standard Chartered Bank	EUR	4,745	5,453,629	5,341,440	112,189	—
Expiring 04/19/22	UBS AG	EUR	2,787	3,197,451	3,137,036	60,415	—
Hungarian Forint,
Expiring 04/19/22	BNP Paribas S.A.	HUF	96,456	305,440	302,435	3,005	—
Expiring 04/19/22	BNP Paribas S.A.	HUF	85,670	271,000	268,614	2,386	—
Expiring 04/19/22	BNP Paribas S.A.	HUF	56,332	175,240	176,626	—	(1,386)
Expiring 04/19/22	HSBC Bank PLC	HUF	67,222	211,000	210,772	228	—
Expiring 04/19/22	Morgan Stanley & Co. International PLC	HUF	52,464	161,760	164,498	—	(2,738)
Indian Rupee,
Expiring 03/16/22	Credit Suisse International	INR	34,414	451,000	458,749	—	(7,749)
Expiring 03/16/22	Goldman Sachs International	INR	27,376	359,562	364,923	—	(5,361)
Expiring 03/16/22	HSBC Bank PLC	INR	53,768	704,000	716,740	—	(12,740)
Expiring 03/16/22	HSBC Bank PLC	INR	14,727	198,000	196,316	1,684	—
Expiring 03/16/22	HSBC Bank PLC	INR	1,202	16,000	16,028	—	(28)
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	INR	14,774	197,000	196,940	60	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	INR	14,740	198,000	196,488	1,512	—
Indonesian Rupiah,
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	IDR	4,883,828	340,000	339,629	371	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	IDR	4,844,712	337,000	336,909	91	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 03/16/22	Standard Chartered Bank	IDR	7,334,072	$509,000	$510,023	$—	$(1,023)
Expiring 03/16/22	Standard Chartered Bank	IDR	6,066,480	420,000	421,872	—	(1,872)
Expiring 03/16/22	Standard Chartered Bank	IDR	4,019,921	280,000	279,552	448	—
Israeli Shekel,
Expiring 03/16/22	Citibank, N.A.	ILS	1,642	520,771	519,125	1,646	—
Expiring 03/16/22	Citibank, N.A.	ILS	606	194,000	191,571	2,429	—
Mexican Peso,
Expiring 03/16/22	Bank of America, N.A.	MXN	8,493	413,000	408,585	4,415	—
Expiring 03/16/22	Goldman Sachs International	MXN	6,095	294,000	293,212	788	—
New Taiwanese Dollar,
Expiring 03/16/22	Barclays Bank PLC	TWD	12,639	458,000	456,012	1,988	—
Expiring 03/16/22	Citibank, N.A.	TWD	55,029	1,998,424	1,985,502	12,922	—
Expiring 03/16/22	Credit Suisse International	TWD	23,584	856,221	850,929	5,292	—
Expiring 03/16/22	Credit Suisse International	TWD	19,639	712,000	708,589	3,411	—
Expiring 03/16/22	Credit Suisse International	TWD	14,062	511,000	507,381	3,619	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	TWD	12,458	452,000	449,492	2,508	—
Peruvian Nuevo Sol,
Expiring 03/16/22	Goldman Sachs International	PEN	1,566	394,000	405,350	—	(11,350)
Philippine Peso,
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	96,476	1,901,019	1,881,257	19,762	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	10,012	194,000	195,238	—	(1,238)
Expiring 03/16/22	Standard Chartered Bank	PHP	22,481	443,000	438,380	4,620	—
Polish Zloty,
Expiring 04/19/22	UBS AG	PLN	1,354	332,000	329,798	2,202	—
Russian Ruble,
Expiring 03/16/22	Barclays Bank PLC	RUB	19,632	259,000	250,716	8,284	—
Expiring 03/16/22	Barclays Bank PLC	RUB	13,774	177,000	175,903	1,097	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	RUB	12,882	168,000	164,520	3,480	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	22,772	300,000	290,814	9,186	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	19,998	262,000	255,399	6,601	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	15,396	205,000	196,623	8,377	—
Singapore Dollar,
Expiring 03/16/22	HSBC Bank PLC	SGD	5,292	3,873,024	3,916,804	—	(43,780)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	SGD	319	$234,000	$236,223	$—	$(2,223)
Expiring 03/16/22	The Toronto-Dominion Bank	SGD	793	585,000	586,677	—	(1,677)
South African Rand,
Expiring 03/16/22	Bank of America, N.A.	ZAR	3,087	192,000	199,546	—	(7,546)
Expiring 03/16/22	Barclays Bank PLC	ZAR	14,048	877,456	908,204	—	(30,748)
Expiring 03/16/22	Barclays Bank PLC	ZAR	3,469	211,000	224,248	—	(13,248)
Expiring 03/16/22	Goldman Sachs International	ZAR	3,454	214,000	223,296	—	(9,296)
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	ZAR	3,072	198,000	198,582	—	(582)
Expiring 03/16/22	The Toronto-Dominion Bank	ZAR	9,698	601,132	626,962	—	(25,830)
South Korean Won,
Expiring 03/16/22	BNP Paribas S.A.	KRW	470,028	398,372	389,410	8,962	—
Expiring 03/16/22	Credit Suisse International	KRW	704,058	591,000	583,301	7,699	—
Expiring 03/16/22	HSBC Bank PLC	KRW	629,180	522,000	521,265	735	—
Expiring 03/16/22	HSBC Bank PLC	KRW	417,186	346,000	345,632	368	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	KRW	710,444	599,000	588,591	10,409	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	KRW	567,902	479,000	470,498	8,502	—
Expiring 03/16/22	Standard Chartered Bank	KRW	531,334	443,000	440,202	2,798	—
Expiring 03/16/22	Standard Chartered Bank	KRW	438,321	366,000	363,141	2,859	—
Thai Baht,
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	THB	74,179	2,184,618	2,227,624	—	(43,006)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	THB	24,411	724,946	733,067	—	(8,121)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	THB	14,869	450,000	446,514	3,486	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	THB	11,320	340,000	339,934	66	—
Expiring 03/16/22	Standard Chartered Bank	THB	6,446	194,000	193,563	437	—
Turkish Lira,
Expiring 03/16/22	HSBC Bank PLC	TRY	428	29,449	31,420	—	(1,971)
				$52,879,614	$52,784,625	398,656	(303,667)
						$681,588	$(444,877)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Cross currency exchange contracts outstanding at January 31, 2022:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/19/22	Buy	AUD	279	CAD	249	$1,361	$—	Morgan Stanley & Co. International PLC
04/19/22	Buy	EUR	173	PLN	790	2,356	—	HSBC Bank PLC
04/19/22	Buy	EUR	173	PLN	791	1,975	—	UBS AG
						$5,692	$—
Interest rate swap agreements outstanding at January 31, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
CNH	2,200	05/11/25	1.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$(2)	$(2,995)	$(2,993)
CNH	2,200	05/29/25	2.020%(Q)	7 Day China Fixing Repo Rates(2)(Q)	4	(1,681)	(1,685)
CNH	7,600	07/24/25	2.525%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(3,506)	14,012	17,518
CNH	7,300	07/15/26	2.570%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(9)	16,749	16,758
MXN	14,920	04/28/27	5.930%(M)	28 Day Mexican Interbank Rate(2)(M)	17,610	(48,381)	(65,991)
					$14,097	$(22,296)	$(36,393)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).